November 1, 2001

                      DREYFUS INSURED MUNICIPAL BOND FUND

                           SUPPLEMENT TO PROSPECTUS

                            DATED SEPTEMBER 1, 2001

      Scott Sprauer is the Fund's primary portfolio manager, a position he has held since November 1, 2001.

      Mr. Sprauer has been employed by The Dreyfus Corporation since October 1998. Prior to joining Dreyfus, he was an associate trader and research analyst for Wealth Builders, Inc. and, prior to that, was an assistant portfolio manager
-  short  term  municipal  bonds for Merrill Lynch Asset Management Corporation

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